Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	$ 44,605	¥ 292,237	¥ 88,352
Short-term investments	25,725	168,546
Accounts receivable, net	6,980	45,732	44,980
Inventories, net	13,974	91,551	63,056
Prepayments and other current assets	13,013	85,261	76,720
Amounts due from related parties	1,750	11,465	5,982
Total current assets	106,047	694,792	279,090
Non-current assets:
Property and equipment, net	1,280	8,386	4,981
Intangible assets	4,508	29,537	33,538
Operating lease right-of-use assets	4,462	29,234	14,951
Long-term investments	11,345	74,330	73,432
Goodwill	6,133	40,184	40,184
Other non-current asset	627	4,111	11,019
Total non-current assets	28,355	185,782	178,105
Total assets	134,402	880,574	457,195
Current liabilities
Short-term borrowings (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB2,761 and RMB3,484 as of March 31, 2020 and 2021, respectively)	13,061	85,566	75,223
Accounts payable (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB 331,760 and RMB 439,879 as of March 31, 2020 and 2021, respectively)	10,966	71,848	88,005
Salary and welfare payable (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB3,789 and RMB4,851 as of March 31, 2020 and 2021, respectively)	963	6,309	4,465
Accrued liabilities and other current liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB116,516 and RMB225,709 as of March 31, 2020 and 2021, respectively)	4,587	30,055	37,883
Amounts due to related parties, current (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB45 and RMB910 as of March 31, 2020 and 2021, respectively)	139	910	45
Other debts, current (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil as of March 31, 2020 and 2021, respectively)			76,252
Contract liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB7,621 and RMB3,706 as of March 31, 2020 and 2021, respectively)	590	3,866	7,702
Operating lease liabilities, current (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB6,652 and RMB7,726 as of March 31, 2020 and 2021, respectively)	1,231	8,063	7,969
Derivative liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil as of March 31, 2020 and 2021, respectively)	1,526	9,996	14,351
Total current liabilities	33,063	216,613	311,895
Non-current liabilities
Deferred tax liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB2,593 and RMB1,852 as of March 31, 2020 and 2021, respectively)	1,367	8,958	10,591
Operating lease liabilities, non-current (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB5,375 and RMB19,997 as of March 31, 2020 and 2021, respectively)	3,052	19,997	5,375
Long-term borrowings (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB982 and RMB872 as of March 31, 2020 and 2021, respectively)	10,390	68,075	53,148
Other debts, non-current (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB147,774 and RMB415,122 as of March 31, 2020 and 2021, respectively)	66,133	433,292	165,774
Amounts due to related parties, non-current (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB10,450 and nil as of March 31, 2020 and 2021, respectively)			11,521
Total non-current liabilities	80,942	530,322	246,409
Total liabilities	114,005	746,935	558,304
Commitments and contingencies (Note 28)
Mezzanine equity:
Redeemable Non-controlling Interest, Equity, Carrying Amount
Receivable for issuance of preferred shares			(94,758)
Redeemable non-controlling interests	908	5,946
Total mezzanine equity	908	5,946	1,857,947
Shareholders' deficit:
Common Stock Value
Additional paid-in capital	499,498	3,272,612
Statutory reserves	465	3,047	2,627
Accumulated other comprehensive loss	(3,079)	(20,172)	11,204
Accumulated deficit	(421,240)	(2,759,882)	(2,016,758)
Receivable for issuance of ordinary shares	(63,094)	(413,377)	(9)
Total shareholders' deficit	12,618	82,674	(2,002,797)
Non-controlling interests	6,871	45,019	43,741
Total shareholders' deficit	19,489	127,693	(1,959,056)
Total liabilities, mezzanine equity and shareholders' deficit	134,402	880,574	457,195
Ordinary Shares [Member]
Shareholders' deficit:
Common Stock Value			139
Total shareholders' deficit			139
Series A Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Redeemable Non-controlling Interest, Equity, Carrying Amount			484,122
Series B Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Redeemable Non-controlling Interest, Equity, Carrying Amount			527,682
Series C Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Redeemable Non-controlling Interest, Equity, Carrying Amount			420,419
Series D Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Redeemable Non-controlling Interest, Equity, Carrying Amount			188,183
Series D-1 Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Redeemable Non-controlling Interest, Equity, Carrying Amount			164,282
Series D-2 Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Redeemable Non-controlling Interest, Equity, Carrying Amount			89,464
Series E Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Redeemable Non-controlling Interest, Equity, Carrying Amount			¥ 78,553
Class A Ordinary Shares [Member]
Shareholders' deficit:
Common Stock Value	56	364
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders' deficit:
Total shareholders' deficit		364
Class B Ordinary Shares [Member]
Shareholders' deficit:
Common Stock Value	$ 12	82
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders' deficit:
Total shareholders' deficit		¥ 82